Commissions and Expenses - Additional Information (Detail) - Life insurance contracts [member] - One time expense [member] - Variable annuities dynamic hedging program for variable annuities with interest sensitive guaranteed minimum income benefits and guaranteed minimum death benefits [member]
€ in Millions
12 Months Ended
Dec. 31, 2021 EUR (€)
Disclosure Of Commissions And Expenses [line items]
Expense arising from insurance contracts	€ 350
Amortization of deferred expenses [Member]
Disclosure Of Commissions And Expenses [line items]
Expense arising from insurance contracts	254
Amortization of value of business acquired and future servicing rights [member]
Disclosure Of Commissions And Expenses [line items]
Expense arising from insurance contracts	€ 96